Schedule II - Valuation and Qualifying Accounts (Details) - Valuation and Qualifying Accounts (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Allowance for Sales Returns [Member]
Valuation Allowance [Line Items]
Balance at Beginning of Period	$ 589	$ 554	$ 460
Additions	16,427	13,635	12,935
Usage/Deductions	16,475	13,600	12,841
Balance at End of Period	541	589	554
Inventory Valuation Reserve [Member]
Valuation Allowance [Line Items]
Balance at Beginning of Period	688	1,180	1,204
Additions	2,836	3,164	2,322
Usage/Deductions	2,187	3,656	2,346
Balance at End of Period	1,337	688	1,417
Valuation Allowance of Deferred Tax Assets [Member]
Valuation Allowance [Line Items]
Balance at Beginning of Period	29,764	21,028	19,355
Additions	6,629	8,736	1,673
Balance at End of Period	$ 36,393	$ 29,764	$ 21,028